Income Taxes - Narrative (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of change in effective tax rate due to use of IID	3.75%
Belgium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%	29.58%	29.58%